Other Assets	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Other Assets
Note 12. Other Assets

Other assets consist of the following as of:

	December 31,
(In thousands)	2019	2018
Equity investments	$5,421	$2,421
Pension assets	1,686	1,223
Other	3,583	288
Total	$11,603	$6,415

Equity Investments

In July 2019, Turning Point obtained a 30% stake in Canadian distribution entity, ReCreation Marketing (“ReCreation”) for $1 million paid at closing. Turning Point may invest an additional $2 million, if certain performance metrics are achieved, with options to acquire up to a 50% ownership position. Turning Point received board seats aligned with its ownership position. Sales in 2019 to ReCreation of RipTide products was $0.2 million, which was included in accounts receivable in the consolidated balance sheet as of December 31, 2019.

In November 2018, Turning Point paid $2.0 million to acquire a minority ownership position (19.99%) in Canadian American Standard Hemp (“CASH”). CASH is headquartered in Warwick, Rhode Island, and manufactures cannabidiol isolate (“CBD”) developed through highly efficient and proprietary processes. The investment in CASH positions Turning Point to participate in the market for hemp-derived products. In the fourth quarter 2019, CASH completed a fundraising round, resulting in the fair value of Turning Point’s investment increasing to $4.0 million. This resulted in a gain of $2.0 million which is recorded in investment income in the consolidated statements of loss for the year ended December 31, 2019. Purchases of inventory in 2019 from CASH was $0.6 million. There were no amounts outstanding at December 31, 2019.

In December 2018, Turning Point acquired a minority ownership position in General Wireless Operations, Inc. (d/b/a RadioShack; “RadioShack”) from 5G gaming LLC, which is owned by Standard General LP, for $0.4 million. Standard General LP has a controlling interest in the Company and qualifies as a related party. The Company will work together with RadioShack on product development and sourcing teams in China. Furthermore, the Company paid $0.2 million in consulting fees in 2019 and purchased $1.1 million of finished goods inventory from Radio Shack during 2018. There were no amounts outstanding at December 31, 2019.